Condensed Consolidated Statement of Cash Flows (Unaudited) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 65,131	$ 72,931
Payments to suppliers and employees	(69,998)	(81,146)
Proceeds from/(payments for) settlement of financial assets at fair value through profit or loss	655
Income taxes paid	(216)	222
Interest paid	(999)	(442)
Net cash outflow from operating activities	(5,427)	(8,436)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for intangible asset	(31)	(16)
Payments for property, plant and equipment	(148)	(656)
Proceeds from business combination, net of cash acquired	592
Net cash (outflow) from investing activities	413	(672)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of shares	17,165	12,719
Proceeds from borrowings - Convertible notes issue		1,064
Repayment of borrowings - Bank	(18,489)	(3,837)
Debt issuance costs	(87)	(47)
Net cash inflow from financing activities	(1,411)	9,899
Net increase/(decrease) in cash and cash equivalents held	(6,425)	792
Cash and cash equivalents at beginning of year	10,739	2,644
Effects of exchange rate changes on cash and cash equivalents	(141)	28
Cash and cash equivalents at end of the half year	$ 4,173	$ 3,464